MARKETABLE SECURITIES (Schedule of available-for-sale marketable securities) (Details) - US Treasury Securities [Member] - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	$ 39,713	$ 9,276
Gross unrealized gains	0	8
Gross unrealized losses	31	0
Fair value	$ 39,682	$ 9,284